Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Aggregate amount	¥ 274,756	¥ 268,389	¥ 272,756
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 200	¥ 195	¥ 185
Aggregate amount	¥ 274,127	¥ 267,144	¥ 255,835